Financing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Financing Arrangements
Note 4. Financing Arrangements
Fair Value of Convertible Instruments
The Company has elected the fair value option for the convertible notes, which requires them to be remeasured to fair value each reporting period with changes in fair value recorded in changes in fair value of financial instruments carried at fair value, net on the Condensed Consolidated Statements of Operations, except for change in fair value that results from a change in the instrument specific credit risk which is presented separately within other comprehensive income. The fair value estimate includes significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.
On April 30, 2023, the Company amended the terms of the 2020 Convertible Note to extend the maturity date from May 1, 2023 to November 1, 2023. All other terms of the note remain the same, bearing compound interest at a rate of 6.25% per annum and a monthly payment of $5 thousand. On June 27, 2023, the Company entered into a conditional exercise agreement for the 2020 Convertible Note to convert upon the merger of the Company into a subsidiary of SAM. The merger occurred on July 21, 2023, and the 2020 Convertible Note converted into redeemable convertible preferred shares (see Note 14.
Subsequent Events
).
On June 1, 2023, the Company amended the terms of the 2017 Convertible Notes to extend the maturity date from May 31, 2023 to December 31, 2023. All other terms of the note remain the same. On June 27, 2023, the Company entered into a conditional exercise agreement for the 2017 Convertible Notes to convert upon the merger of the Company into a subsidiary of SAM. The merger occurred on July 21, 2023, and the 2017 Convertible Notes converted into redeemable convertible preferred shares (see Note 14.
Subsequent Events
).
The increase in the convertible notes for the six months ended June 30, 2023 is primarily a result of the increase in the fair value of the convertible notes (see Note 5.
Fair Value Measurements
).
Fair value of convertible notes
(in thousands)
:

	Fair Value at
	June 30, 2023	December 31, 2022
2017 Convertible Notes	$13,243	$15,242
2020 Convertible Note	555	706
2017 Convertible Term Note	21,308	13,148

Total	$35,106	$29,096

Fair Value of SAFE Notes
The Company’s Simple Agreements for Future Equity notes (“SAFE”) and Simple Agreement for Future Equity with Tokens
(“SAFE-T”)
are carried at fair value, with fair value determined using Level 3 inputs. The Company determined that the SAFE and
SAFE-T
instruments should be classified as liabilities based on evaluating the characteristics of the instruments, which contained both debt and equity-like features. The SAFE notes mature between May 2024 and June 2025. The
SAFE-T
instrument matured in July 2019. Subsequent changes in the fair value of the SAFE and
SAFE-T
notes are recorded in earnings as part of changes in fair value of financial instruments carried at fair value within the Condensed Consolidated Statements of Operations.
The increase in the SAFE notes for the six months ended June 30, 2023 is primarily a result of the increase in the fair value of the SAFE notes (see Note 5.
Fair Value Measurements
).

Fair value of SAFE notes
(in thousands)
:

	Fair Value at
	June 30, 2023	December 31, 2022
SAFE note with LamVen, a related party	$10,302	$5,403
SAFE note with LamJam, a related party	9,520	—
SAFE note with Park Lane, a related party	10,302	5,403
SAFE note with iHeart Media	13,736	7,203
SAFE note with Palantir	12,362	6,484
SAFE note with a private investor	137	72
SAFE note with a private investor	343	—
SAFE-T	143	149

Total	$56,845	$24,714
Less: SAFE notes at fair value, current	$(46,844)	$(149)

SAFE notes at fair value, long term	$10,001	$24,565

On January 31, 2023, the Company entered into a new SAFE note in which the Company agreed to sell an investor up to a number of common shares having an aggregate value of $0.3 million in exchange for cash received in 2023. The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a de-SPAC
transaction, IPO, or direct listing. The maturity date for the SAFE is January 31, 2025. The fair value as of June 30, 2023 is $0.3 million.
On June 15, 2023, the Company entered into a new SAFE note with LamJam LLC (“LamJam”), a related party, for $6.9 million, of which approximately $3.47 million was funded through the cancellation of a promissory note, including principal and interest, payable by the Company to LamVen LLC (“LamVen”), a related party, and $3.47 million was received in cash from LamJam. The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a de- SPAC transaction, IPO, or direct listing. The maturity date for the SAFE is June 15, 2025. The fair value as of June 30, 2023 is $9.5 million.
On June 26, 2023, the Company entered into an agreement with holders of the SAFE notes to transfer all of the Company’s rights, interests, and obligations under the SAFE notes to SAM upon merger of the Company into a subsidiary of SAM, which occurred on July 21, 2023 (see Note 14.
Subsequent Events
).

Note 8. Financing Arrangements
Convertible Notes at Fair Value
2017 Convertible Notes
During 2017 and 2018, Surf Air issued an aggregate of $6.6 million of convertible notes under the June 2, 2017, convertible note purchase agreement, of which $3.5 million was issued to LamVen, a related party. The 2017 Convertible note has been amended on various dates through December 31, 2022 (the “2017 Notes”), accruing interest at a rate of 22% simple interest per annum if the note is paid in cash at maturity, but also have a conversion interest rate of 8% per annum, if converted. The 2017 Notes are convertible into one of the following: (i) automatically into future preferred shares of the Company at a price per share paid by the other purchasers of new preferred shares multiplied by 70%, upon occurrence of a Qualified Financing (defined as equity financing with gross proceeds of at least $60 million) on or before the maturity date; or (ii) automatically into
Class B-2
redeemable convertible preferred shares of the Company at price of $1.1533 per share, if a Qualified Financing has not occurred on or before the maturity; or (iii) ordinary shares of the Company upon occurrence of change of control prior to the time when the 2017 Notes may otherwise be converted at a price of $1.1533 per share; or (iv) ordinary shares of the Company, at the option of the holders of a majority in interest of the aggregate principal amount of the 2017 Notes then outstanding at a price per share of $1.1533, if an initial public offering of the Company’s stock (IPO) occurs prior to the time when the 2017 Notes may otherwise be converted; or (v) at the lender’s election any time prior to the time when the 2017 Notes may otherwise be converted, provided that the accrued interest at conversion would be calculated at 22% per annum and Company would have the sole discretion on whether the conversion is into
Class B-5
redeemable convertible preferred shares and/or
Class B-6s
convertible preferred shares, in which case at a conversion price of $0.38 per share. If the lender makes such an election, a warrant to purchase a number of ordinary shares equal to 10% of number of preferred shares received upon conversion would also be granted.
On March 24, 2021, 2017 Notes with the total amount of principal and accrued interest of approximately $1.4 million were converted into 3,649,587
Class B-5
redeemable convertible preferred shares (at $0.38 conversion price).
On February 15, 2022, the 2017 Notes with the total amount of principal and accrued interest of approximately $2.4 million were converted into 6,215,365
Class B-5
redeemable convertible preferred shares (at $0.38 conversion price).
On December 1, 2022, the Company amended the terms of the 2017 Notes to extend the maturity date from December 31, 2022 to May 31, 2023. No other changes to the terms of the 2017 Notes were made.
As of December 31, 2022 and 2021, the 2017 Notes had a face value of $3.85 million and $4.85 million, respectively. With accrued interest, the 2017 Notes had a carrying value of $10.7 million and $11.0 million as of December 31, 2022 and 2021. The 2017 Notes are recorded at fair value on the Consolidated Balance Sheets. The fair value of the 2017 Notes as of December 31, 2022 and 2021 was $ 15.2 million and $8.7 million, respectively. Changes in fair value of the 2017 Notes, including accrued interest, was recognized within changes in fair value of financial instruments carried at fair value, net, on the Consolidated Statements of Operations. The 2017 Notes are carried at fair value with a Level 3 assessment.
2020 Convertible Note
On May 1, 2020, the Company entered into a convertible promissory note agreement (the “2020 Note”) with a vendor for a principal amount of $0.5 million. On September 30, 2020, the Company entered into an amendment to the 2020 Note increasing the principal amount to $0.6 million in exchange for additional services. The 2020 Note bears compound interest at a rate of 6.25% per annum. Unless converted, principal and any accrued but unpaid interest under the 2020 Note is due and payable upon the written election of the vendor no sooner than 36 months from the agreement date. The 2020 Note matures on May 1, 2023 unless converted earlier. As of December 31, 2022, the Company was also in default of the principal payment for this note.
On March 26, 2021, the Company entered into a second amendment to the 2020 Note. The principal after the amendment was $0.6 million. With accrued interest, the carrying amount of the 2020 Convertible Note was $0.7 million at December 31, 2021.
On October 1, 2022, the Company amended the 2020 Note to require $5 thousand monthly payments due starting November 15, 2022.
The principal amount of the 2020 Note outstanding was $0.6 million as of December 31, 2022 and 2021. The fair value of the 2020 Note at December 31, 2022 and December 2021 was $0.7 million and $0.4 million, respectively. The 2020 Note is recorded at fair value with a Level 3 assessment on the Consolidated Balance Sheets.

2021 Convertible Note
During 2021, Surf Air issued an aggregate of $4.5 million of convertible notes (the “2021 Note”) to an entity affiliated with the co-founder
of the Company. The 2021 Notes, recorded at fair value on the Consolidated Balance Sheets as of December 31, 2021, were $2.6 million. The 2021 Note was scheduled to mature on December 31, 2022 unless earlier prepaid or converted. Interest is due upon maturity at a rate of 8.25% per annum. During 2022, the Company received an additional $1.0 million under the 2021 Note. During 2022, the 2021 Note with a face amount of $4.5 million was converted into 17,373,521
Class B-6a
redeemable convertible preferred shares.
2022 Convertible Notes
On January 17, 2022, the Company entered into a convertible note agreement for a principal amount of $3.0 million with Aperitus Limited (f/k/a Marcel Reichart Limited) (the “Aperitus Note”), which bears interest at a rate of 8.25% per annum and matures on December 31, 2022. At the election of the holder at any time, the principal and interest due under the Aperitus Note are convertible into a number of shares of convertible preferred shares sold in the Company’s most recent financing round equal to the aggregate amount due under the Aperitus Note multiplied by two, divided by the price per share of the convertible preferred shares. On May 12, 2022, the note in the amount of $3.0 million was converted into 11,565,581
Class B-6a
redeemable convertible preferred shares.
On February 15, 2022, the Company entered into a $1.0 million convertible note agreement with Vechery Trust (the “Vechery Note”), which was scheduled to mature on December 31, 2022. Interest is due upon maturity at a rate of 8.25% per annum until the note is paid in full whether at maturity, upon acceleration by prepayment or converted into conversion shares. At the election of the holder, the principal and interest due under the Vechery Note are convertible into a number of shares of convertible preferred shares sold in the Company’s most recent financing round equal to the aggregate amount due under the Vechery Note multiplied by two, divided by the price per share of the convertible preferred shares. On February 15, 2022, the Vechery Note in the amount of $1.0 million was converted into 2,832,860
Class B-6a
redeemable convertible preferred shares.
On May 15, 2022, the Company issued a convertible note in exchange for cash of $1.3 million to LamVen, a related party, which was scheduled to mature on the earlier of December 31, 2022 or the date on which the note is otherwise accelerated as provided for in the agreement. Interest is due upon maturity at a rate of 8.25% per annum until the note is paid in full whether at maturity, upon acceleration by prepayment or converted into conversion shares. At the election of the holder, the principal and interest due under the LamVen Note are convertible into a number of shares of convertible preferred shares sold in the Company’s most recent financing round equal to the aggregate amount due under the LamVen Note multiplied by two, divided by the price per share of the convertible preferred shares. On May 17, 2022, the convertible note converted into 4,940,258
Class B-6a
redeemable convertible preferred shares.
2017 Convertible Term Notes
On May 17, 2022, the 2017 Term Notes were converted, via a payoff letter, into a SAFE note allowing for the purchase of common shares having an aggregate value up to $15.2 million (see Note 9,
Term Notes
). The 2017 Term Notes were carried at amortized cost as of December 31, 2021, with a carrying value of $11.8 million, which included a convertible note portion of $2.3 million. As of December 31, 2022, the 2017 Convertible Term Note is carried at fair value of $13.1 million on the Consolidated Balance Sheets. The note is carried at fair value with a Level 3 assessment.

Fair Value of Convertible Instruments
Fair value of convertible notes
(in thousands)
:

	Fair Value at December 31,
	2022	2021
2017 Convertible Notes	$15,242	$8,716
2020 Convertible Notes	706	408
2021 Convertible Notes	—	2,557

2018 Convertible Notes	13,148	0

Total	$29,096	$11,681

SAFE Notes at Fair Value
The Company’s Simple Agreements for Future Equity notes (“SAFE”) and Simple Agreement for Future Equity with Tokens
(“SAFE-T”)
are carried at fair value, with fair value determined using Level 3 inputs. The Company determined that the SAFE and
SAFE-T
instruments should be classified as a liability based on evaluating the characteristics of the instruments, which contained both debt and equity-like features. As such, the Company recorded the SAFE instruments at fair value as a liability on its balance sheet upon its issuance. Subsequent changes in the fair value of the SAFE notes are recorded in earnings as part of changes in fair value of financial instruments carried at fair value within the Consolidated Statement of Operations.
On May 17, 2022, Surf Air and LamVen, a related party, entered into a simple agreement for future equity (the “LamVen SAFE”) in which the Company agreed to sell to LamVen up to a number of common shares having an aggregate value of $7.5 million in exchange for cash received in 2022. The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a de-SPAC
transaction, IPO, or direct listing. The maturity date for the LamVen SAFE is May 17, 2024. The Company recorded a $4.8 million capital contribution by the related party within additional paid-in
capital at the issuance of the SAFEs representing the excess of the amount funded over the fair value of the SAFEs. As of December 31, 2022, the fair value of the LamVen is $5.4 million.
On May 17, 2022, Surf Air and Park Lane, a related party, entered into a simple agreement for future equity (the “Park Lane SAFE”) in which the Company agreed to sell to Park Lane up to a number of common shares having an aggregate value of $7.5 million in exchange for cash received in 2022. The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a de-SPAC
transaction, IPO, or direct listing. The maturity date for the Park Lane SAFE is May 17, 2024. The Company recorded $4.9 million of capital contribution associated with the issuance of the SAFE note. As of December 31, 2022, the fair value of the Park Lane SAFE is $5.4 million.
On May 17, 2022, the Company and iHeart Media entered into a SAFE in which the Company agreed to sell to iHeart Media up to a number of ordinary shares having an aggregate value up to $10.0 million in exchange for future services from iHeart Media (the “iHeart SAFE”). The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a
de-SPAC
transaction, IPO, or direct listing. The Company initially recorded the future services as prepaid and other current assets and the SAFE note at fair value. As of December 31, 2022, iHeart Media has provided services for $0.1 million to the Company. As services are performed, the Company will reduce the prepaid and other current assets for the value of those services. After issuance, the iHeart SAFE is recorded at fair value with changes in fair value recorded in earnings. The maturity date for the iHeart Media SAFE is May 17, 2024. The Company records the iHeart SAFE at fair value at the end of each reporting period. The fair value of the iHeart SAFE as of December 31, 2022 is $7.2 million.
On June 30, 2022, the Company and Palantir entered into a SAFE in which the Company agreed to sell to Palantir up to a number of ordinary shares having an aggregate value of $9.0 million in exchange for services from Palantir (“Palantir SAFE”). The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a de-SPAC
transaction, IPO, or direct listing. The Company recognizes the future services at fair value on the balance sheet as prepaid assets. The maturity date for the Palantir SAFE is June 30, 2024. The fair value as of December 31, 2022 is $6.5 million.
On September 12, 2022, the Company entered into a simple agreement for future equity in which the Company agreed to sell to an investor up to a number of common shares having an aggregate value of $0.1 million in exchange for cash received in 2022. The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event of a change in control or qualified financing, and a 35% discount to the price per share of common shares issued in the event of a de-SPAC
transaction, IPO, or direct listing. The maturity date for the SAFE is September 12, 2024. The fair value as of December 31, 2022 is $0.07 million.
As of December 31, 2022 and 2021, an outstanding
SAFE-T
instrument had a fair value of $0.1 million and $0.02 million, respectively. The debt matured in July 2019 and the Company is in default of payment as of December 31, 2022.